UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09749

               (Exact name of Registrant as specified in Charter)

                         Lifetime Achievement Fund, Inc.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
                                 ---------------
               (Address of principal executive offices)(zip code)

                        Manarin Investment Counsel, Ltd.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
                                ---------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (402) 330-1166
                                                           --------------

                   Date of fiscal year end: December 31, 2007
                                            -----------------

                  Date of reporting period: September 30, 2007
                                            ------------------


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Item 1.  Schedule of Investments.
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Lifetime Achievement Fund
SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

                                                                Shares                 Value
Mutual Funds: 99.0%
-----------------------------------
Alger Capital Appreciation Portfolio - Class A*               1,178,544     $        17,348,174
Alger Small Capitalization Portfolio - Class A*               1,533,215              11,560,442
Allianz NFJ Large-Cap Value Fund - Class A                      418,147               8,622,187
Delaware Group Equity Value Fund - Class A                    1,185,501              16,525,890
Franklin Balance Sheet Investment Fund - Class A                110,599               7,643,517
Franklin Gold and Precious Metals Fund - Class A                277,657              10,859,180
Franklin MicroCap Value Fund - Class A+                         330,466              14,507,441
Franklin Mutual Discovery Fund - Class A+                       437,488              14,725,839
Franklin Small Cap Value Fund - Class A                         281,430              12,757,229
John Hancock Classic Value - Class A                            545,672              14,967,788
OCM Gold Fund                                                   215,361               4,557,039
Pioneer Mid-Cap Value Fund - Class A                            534,912              13,576,059
Polaris Global Value Fund                                       587,407              12,165,197
Templeton Growth Fund - Class A+                                507,608              13,674,954
                                                                            -------------------
Total Mutual Funds
  (Cost $132,963,601)                                                               173,490,936
                                                                            -------------------
Exchange Traded Funds: 2.0%
-----------------------------------
iShares Dow Jones US Home Construction Index Fund                72,000               1,430,640
iShares Russell 1000 Growth Index Fund                           35,000               2,160,550
                                                                            -------------------
Total Exchange Traded Funds
  (Cost $3,863,053)                                                                   3,591,190
                                                                            -------------------
Equity Securities: 6.8%
-----------------------------------
Information Technology: 0.4%
SoftBrands, Inc.*                                               371,575                 705,993
                                                                            -------------------
Telecommunications Services: 6.4%
Level 3 Communications, Inc.*                                 2,400,000              11,148,000
                                                                            -------------------
Total Equity Securities
  (Cost $12,922,182)                                                                 11,853,993
                                                                            -------------------

                                                              Principal
                                                               Amount
                                                             -----------


Short Term Investments: 2.4%
-----------------------------------
UMB Bank, n.a. Money                                          4,310,006               4,310,006
  Market Fiduciary#
                                                                            -------------------
Total Short Term Investments
  (Cost $4,310,006)                                                                   4,310,006
                                                                            -------------------

Total Investments: 110.2%
  (Cost $154,058,842)                                                               193,246,125

Liabilities Less Other Assets: (10.2)%                                             (17,957,496)
                                                                            -------------------
Net Assets: 100.0%                                                                 $175,288,629
                                                                            ===================

Footnotes:
----------

*    Non-income producing security

+ As of September 30, 2007, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $43,091,979 as of September 30, 2007.

# The short-term investments earn interest at variable rates. At September 30, 2007, the interest rate was 3.49%.

The accompanying notes are an integral part of the financial statements.


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     The Schedule of Investments as of the date of this report has not been audited. For more information regarding Lifetime Achievement Fund, Inc. (the "Fund"), please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Funds may invest in.

     Notes to the Financial Statements

     1. Investment Transactions

     At September 30, 2007, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments, for federal income tax purposes were as follows:




     Cost of Investments                                 $153,415,813
                                                    ==================

     Gross Unrealized Appreciation                       $ 42,793,758
     Gross Unrealized Depreciation                         (2,963,446)
                                                    ------------------
     Net Unrealized Appreciation
          on Investments                                 $ 39,830,312
                                                    ==================


     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

2. New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

Item 2.  Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lifetime Achievement Fund, Inc.

By:                        /s/ Roland R. Manarin
                           -------------------------------------------------
                           Roland R. Manarin
                           Principal Executive Officer
                           Date:  November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                        /s/ Roland R. Manarin
                           -------------------------------------------------
                           Roland R. Manarin
                           Principal Executive Officer
                           Date:  November 20, 2007


By:                        /s/ Aron D. Huddleston
                           -------------------------------------------------
                           Aron D. Huddleston
                           Principal Financial Officer
                           Date:  November 20, 2007



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